The prospectus containing information for the American Express Signature Variable Annuity(SM) filed electronically in Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-74865 on Form N-4, filed on or about April 28, 2000, is incorporated by reference.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

                  AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITYSM

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                   May 1, 2000

                           Revised as of July 21, 2000


American  Enterprise  Variable Annuity Account is a separate account established
and  maintained  by  American   Enterprise  Life  Insurance   Company  (American
Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI which you can obtain from your sales representative or by writing or calling us at the address or telephone number below. The prospectus is incorporated into this SAI by reference.



American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN  55474
1-800-333-3437

                                TABLE OF CONTENTS

Performance Information....................................................p. 3

Calculating Annuity Payouts................................................p.14

Rating Agencies...........................................................p. 15

Principal Underwriter.....................................................p. 16

Independent Auditors......................................................p. 16

Financial Statements

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                                              P(1+T)n = ERV

where:            P   =    a hypothetical initial payment of $1,000
                  T   =    average annual total return
                  n   =    number of years
                ERV   =    Ending  Redeemable  Value of a hypothetical  $1,000
                           payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. For some subaccounts, we do not provide any performance information because they are new and have not had any activity to date. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


Average Annual Total Return For Annuities Without Withdrawal For Periods Ending Dec. 31. 1999

                                                                  Performance Since
                                                                 Commencement of the                 Performance Since
                                                                     Subaccount                 Commencement of the Fund**
                                                                               Since                                   Since
Subaccount  Investing In:                                       1 Year     Commencement   1 Year  5 Years 10 Years  Commencement
----------  -------------                                       ------     ------------   ------  ------- --------  ------------
            AXPSM VARIABLE PORTFOLIO -
EVB              Blue Chip Advantage Fund (5/00;9/99)*            --%           --%         --%     --%      --%        10.81%
ESI              Bond Fund (2/95;10/81)                           0.22          6.09        0.22    6.41     6.54        9.03
ECR              Capital Resource Fund (2/95;10/81)              21.96         18.97       21.96   19.55    13.76       14.22
EMS              Cash Management Fund (2/95;10/81)                3.21          3.49        3.21    3.51     3.29        4.94
EVD              Diversified Equity Income Fund (5/00;9/99)       --            --          --      --       --          2.37
EIA              Extra Income Fund (8/99;5/96)                    --            0.36        4.28     --      --          3.87
EVF              Federal Income Fund (5/00;9/99)                  --            --          --      --       --          0.04
EVG              Growth Fund (5/00;9/99)                          --            --          --      --       --         17.72
EMG              Managed Fund (2/95;4/86)                        13.18         16.23       13.18   16.46    11.82       11.16
EGD              New Dimensions Fund(R)(10/97;5/96)              30.10         28.33       30.10    --       --         24.50
EVS              Small Cap Advantage Fund  (5/00;9/99)            --            --          --      --       --         12.18
            AIM V.I.
ECA              Capital Appreciation Fund (8/99;5/93)            --           32.97       42.56   23.78     --         20.56
ECD              Capital Development Fund (9/99;5/98)             --           28.68       27.23    --       --          9.57
EVA              Value Fund (10/97;5/93)                         28.03         28.33       28.03   25.36     --         21.22
            ALLIANCE VP
EPP              Premier Growth Portfolio (Class B)               --           19.00       30.25   34.05     --         24.49
                 (9/99;6/92)
ETC              Technology Portfolio (Class B) (9/99;1/96)       --           47.96       72.18    --       --         33.75
EHG              U.S. Government/High Grade Securities            --           -0.54       -4.05    5.42     --          3.72
                    Portfolio (Class B) (9/99;9/92)
            BARON FUNDS
EAS              Baron Capital Asset Fund (9/99;10/98)            --           19.38       33.89    --       --         59.30
            FIDELITY VIP
EFG              III Growth & Income Portfolio (Service           --            6.87        6.26    --       --         19.78
                 Class) (9/99;12/96)
EFM              III Mid Cap Portfolio (Service Class)            --           27.26       46.63    --       --         50.65
                 (9/99;12/98)
EFO              Overseas Portfolio (Service Class)               --           24.71       40.35   15.62     9.79        9.18
                 (9/99;1/87)
            FRANKLIN TEMPLETON VIP TRUST
ERE              Franklin Real Estate Fund - Class 2              --           -0.50       -7.72    6.41     7.42        7.08
                 (9/99;1/89)***
EMU              Mutual Shares Securities Fund - Class 2          --            8.50       11.95    --       --          9.24
                 (9/99;11/96)***
EIS              Templeton International Smaller Companies        --            5.28       22.15    --       --          3.70
                 Fund - Class 2 (9/99;5/96) ***
            GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)
JCG              Capital Growth Fund (9/99;4/98)                  --           16.96       25.30    --       --         22.68
JUS              COREsm U.S. Equity Fund (9/99;2/98)****          --           12.43       22.51    --       --         18.98
JGL              Global Income Fund (9/99;1/98)                   --            0.09       -2.46    --       --          2.08
JIF              International Equity Fund (9/99;1/98)            --           21.29       29.96    --       --         24.49
EIT              Internet Tollkeeper Fund (5/00;4/00)+            --            --          --      --       --          --
            Janus Aspen Series
EJA              Aggressive Growth Portfolio: Service             --            --        120.19    --       --         32.08
                 Shares (5/00;9/93)+
EJT              Global Technology Portfolio: Service             --            --          --      --       --          --
                 Shares (5/00; 1/00)+
EJG              Growth Portfolio: Service Shares                 --            --         41.01    --       --         21.37
                 (5/00;9/93)+
EJI              International Growth Portfolio: Service          --            --         77.07    --       --         26.70
                 Shares (5/00;5/94)+

*(Commencement date of the subaccount; Commencement date of the fund)
**Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 1.25% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes are not reflected in these total returns.
***Class 2 shares  were issued  Jan.  6, 1999.  Prior to Jan.  6, 1999,  Class 2 performance  represents  the  historical  performance  results  of  Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains. +Had not commenced operations as of Dec. 31, 1999.


Average Annual Total Return For Annuities Without Withdrawal For Periods Ending Dec. 31. 1999 (continued)

                                                                  Performance Since
                                                                 Commencement of the                 Performance Since
                                                                     Subaccount                 Commencement of the Fund**
                                                                               Since                                   Since
Subaccount  Investing In:                                       1 Year     Commencement   1 Year  5 Years 10 Years  Commencement
----------  -------------                                       ------     ------------   ------  ------- --------  ------------
            J.P. MORGAN SERIES TRUST II
EDE              J.P. Morgan U.S. Disciplined Equity              --%           8.60%      16.85%  22.73%    --%        22.71%
                 Portfolio (9/99;12/94)*
            LAZARD RETIREMENT SERIES
ERQ              Equity Portfolio (9/99;3/98)                     --            3.57        6.42     --       --         9.00
ERI              International Equity Portfolio (9/99;9/98)       --            9.38       19.67    --       --         24.42
            MFS (R)
END              New Discovery Series (9/99;4/98)                 --           51.86       70.96    --       --         38.74
ERS              Research Series (9/99;7/95)                      --           17.90       22.26    --       --         21.17
EUT              Utilities Series (9/99;1/95)                     --           21.18       28.93    --       --         24.65
            PUTNAM VARIABLE TRUST
EPG              Putnam VT Growth and Income Fund - Class        -0.01         14.33       -0.01   17.46    12.10       13.27
                 IB Shares (10/98;2/88)+
EPL              Putnam VT International Growth Fund -            --           36.35       57.89    --       --         28.28
                 Class IB Shares (9/99;1/97)+
EPN              Putnam VT International New Opportunities        --           59.44      100.08    --       --         30.85
                 Fund - Class IB Shares (9/99;1/97)+
            ROYCE CAPITAL FUND
EMC              Micro-Cap Portfolio (9/99;12/96)                 --           15.85       26.30    --       --         15.64
EPR              Premier Portfolio (9/99;12/96)                   --            9.14        6.65     --       --         9.70
            THIRD AVENUE VARIABLE SERIES TRUST
ETV              Value Portfolio (5/00;9/99)                      --            --          --      --       --          7.89
            WANGER
EIC              International Small Cap (9/99;5/95)              --           57.38      124.42    --       --         36.93
EUC              U.S. Small Cap (9/99;5/95)                       --           25.45       20.64    --       --         24.09
            WARBURG PINCUS TRUST -
EEG              Emerging Growth Portfolio (9/99;9/99)            --           33.52        --      --       --         34.33

*(Commencement date of the subaccount; Commencement date of the fund)
**Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 1.25% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes are not reflected in these total returns.
+Each of the above  Funds'  Class IB  Shares  commenced  operations on April 30,
     1998.  For  periods  prior to the  inception  dates of the Funds'  Class IB
     Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%.


Average Annual Total Return For Annuities With Withdrawal For Periods Ending Dec. 31. 1999

                                                                     Performance Since
                                                                    Commencement of the              Performance Since
                                                                        Subaccount              Commencement of the Fund**
                                                                               Since                                   Since
Subaccount  Investing In:                                          1 Year  Commencement   1 Year  5 Years 10 Years  Commencement
----------  -------------                                          ------  ------------   ------  ------- --------  ------------
            AXPSM VARIABLE PORTFOLIO -
EVB              Blue Chip Advantage Fund (5/00;9/99)*            --%           --%         --%     --%      --%         3.81%
ESI              Bond Fund (2/95;10/81)                           -6.09         5.26       -6.09    5.62     6.54        9.03
ECR              Capital Resource Fund (2/95;10/81)              14.96         18.44       14.96    19.06   13.76       14.22
EMS              Cash Management Fund (2/95;10/81)               -3.32          2.57       -3.32    2.62     3.29        4.94
EVD              Diversified Equity Income Fund (5/00;9/99)       --            --          --      --       --         -4.09
EIA              Extra Income Fund (8/99;5/96)                    --           -5.96      -2.32     --       --          2.36
EVF              Federal Income Fund (5/00;9/99)                  --            --          --      --       --         -6.27
EVG              Growth Fund (5/00;9/99)                          --            --          --      --       --         10.72
EMG              Managed Fund (2/95;4/86)                        6.18          15.65        6.18   15.91    11.82       11.16
EGD              New Dimensions Fund(R)(10/97;5/96)              23.10         26.24       23.10    --       --         23.58
EVS              Small Cap Advantage Fund  (5/00;9/99)            --            --          --      --       --          5.18
            AIM V.I.
ECA              Capital Appreciation Fund (8/99;5/93)            --           25.97       35.56   23.35     --         20.45
ECD              Capital Development Fund (9/99;5/98)             --           21.68       20.23    --       --          5.57
EVA              Value Fund (10/97;5/93)                         21.03         26.25       21.03   24.95     --         21.12
            ALLIANCE VP
EPP              Premier Growth Portfolio (Class B) (9/99;6/92)   --           12.00       23.25   33.74     --         24.49
ETC              Technology Portfolio (Class B) (9/99;1/96)       --           40.96       65.18    --       --         33.11
EHG              U.S. Government/High Grade Securities            --           -6.80      -10.07    4.59     --          3.72
                    Portfolio (Class B) (9/99;9/92)
            BARON FUNDS
EAS              Baron Capital Asset Fund (9/99;10/98)            --           12.38       26.89    --       --         54.26
            FIDELITY VIP
EFG              III Growth & Income Portfolio (Service Class)    --            0.09       -0.48    --       --         18.37
                 (9/99;12/96)
EFM              III Mid Cap Portfolio (Service Class)            --           20.26       39.63    --       --         43.73
                 (9/99;12/98)
EFO              Overseas Portfolio (Service Class) (9/99;1/87)   --           17.71       33.35   15.06     9.79        9.18
            FRANKLIN TEMPLETON VIP TRUST
ERE              Franklin Real Estate Fund - Class 2              --           -6.76      -13.48    5.62     7.42        7.08
                 (9/99;1/89)***
EMU              Mutual Shares Securities Fund - Class 2          --            1.60        4.95    --       --          7.65
                 (9/99;11/96)***
EIS              Templeton International Smaller Companies Fund - --           -1.39       15.15    --       --          2.19
                 Class 2 (9/99;5/96) ***
            GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)
JCG              Capital Growth Fund (9/99;4/98)                  --            9.96       18.30    --       --         18.99
JUS              COREsm U.S. Equity Fund (9/99;2/98)****          --            5.43       15.51    --       --         15.74
JGL              Global Income Fund (9/99;1/98)                   --           -6.21       -8.59    --       --         -1.23
JIF              International Equity Fund (9/99;1/98)            --           14.29       22.96    --       --         21.58
EIT              Internet Tollkeeper Fund (5/00;4/00)+            --            --          --      --       --          --
            Janus Aspen Series
EJA              Aggressive Growth Portfolio: Service Shares      --            --        113.19    --       --         32.01
                 (5/00;9/93)+
EJT              Global Technology Portfolio: Service Shares      --            --          --      --       --          --
                 (5/00; 1/00)+
EJG              Growth Portfolio: Service Shares (5/00;9/93)+    --            --         34.01    --       --         21.26
EJI              International Growth Portfolio: Service Shares   --            --         70.07    --       --         26.47
                 (5/00;5/94)+

*(Commencement date of the subaccount; Commencement date of the fund)
**Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 1.25% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges. Premium taxes are not reflected in these total returns.
***Class 2 shares  were issued  Jan.  6, 1999.  Prior to Jan.  6, 1999,  Class 2 performance  represents  the  historical  performance  results  of  Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
+Had not commenced operations as of Dec. 31, 1999.


Average Annual Total Return For Annuities With Withdrawal For Periods Ending Dec. 31. 1999 (continued)

                                                                  Performance Since
                                                                 Commencement of the                 Performance Since
                                                                     Subaccount                 Commencement of the Fund**
                                                                               Since                                   Since
Subaccount  Investing In:                                       1 Year     Commencement   1 Year  5 Years 10 Years  Commencement
----------  -------------                                       ------     ------------   ------  ------- --------  ------------
            J.P. MORGAN SERIES TRUST II
EDE              J.P. Morgan U.S. Disciplined Equity              --%           1.70%       9.85%  22.29%    --%        22.35%
                 Portfolio (9/99;12/94)*
            LAZARD RETIREMENT SERIES
ERQ              Equity Portfolio (9/99;3/98)                     --           -2.98       -0.33    --       --          5.29
ERI              International Equity Portfolio (9/99;9/98)       --            2.42       12.67    --       --         19.50
            MFS (R)
END              New Discovery Series (9/99;4/98)                 --           44.86       63.96    --       --         35.36
ERS              Research Series (9/99;7/95)                      --           10.90       15.26    --       --         20.58
EUT              Utilities Series (9/99;1/95)                     --           14.18       21.93    --       --         24.23
            PUTNAM VARIABLE TRUST
EPG              Putnam VT Growth and Income Fund - Class        -6.31          8.83       -6.31   16.93    12.10       13.27
                 IB Shares (10/98;2/88)+
EPL              Putnam VT International Growth Fund -            --           29.35       50.89    --       --         27.05
                 Class IB Shares (9/99;1/97)+
EPN              Putnam VT International New Opportunities        --           52.44       93.08    --       --         29.67
                 Fund - Class IB Shares (9/99;1/97)+
            ROYCE CAPITAL FUND
EMC              Micro-Cap Portfolio (9/99;12/96)                 --            8.85       19.30    --       --         14.12
EPR              Premier Portfolio (9/99;12/96)                   --            2.20       -0.12    --       --          8.01
            THIRD AVENUE VARIABLE SERIES TRUST
ETV              Value Portfolio (5/00;9/99)                      --            --          --      --       --          1.04
            WANGER
EIC              International Small Cap (9/99;5/95)              --           50.38      117.42    --       --         36.58
EUC              U.S. Small Cap (9/99;5/95)                       --           18.45       13.64    --       --         23.60
            WARBURG PINCUS TRUST -
EEG              Emerging Growth Portfolio (9/99;9/99)            --           26.52        --      --       --         27.33

*(Commencement date of the subaccount; Commencement date of the fund)
**Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 1.25% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges. Premium taxes are not reflected in these total returns.
+Each of the above  Funds' Class IB  Shares  commenced  operations  on April 30,
     1998.  For  periods  prior to the  inception  dates of the Funds'  Class IB
     Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%.


Average Annual Total Return For Annuities Without Withdrawal and Selection of the Guaranteed Minimum
Income Benefit Rider (6% Accumulation Benefit Base) For Periods Ending Dec. 31. 1999

                                                                  Performance Since
                                                                 Commencement of the                 Performance Since
                                                                     Subaccount                 Commencement of the Fund**
                                                                               Since                                   Since
Subaccount  Investing In:                                       1 Year     Commencement   1 Year  5 Years 10 Years  Commencement
----------  -------------                                       ------     ------------   ------  ------- --------  ------------
            AXPSM VARIABLE PORTFOLIO -
EVB              Blue Chip Advantage Fund (5/00;9/99)*            --%           --%         --%     --%     --%         10.46%
ESI              Bond Fund (2/95;10/81)                          -0.13          5.74       -0.13    6.06     6.19        8.68
ECR              Capital Resource Fund (2/95;10/81)              21.61         18.62       21.61   19.20    13.41       13.87
EMS              Cash Management Fund (2/95;10/81)               2.86           3.14        2.86    3.16     2.94        4.59
EVD              Diversified Equity Income Fund (5/00;9/99)       --            --          --      --       --          2.02
EIA              Extra Income Fund (8/99;5/96)                    --            0.01        3.93    --       --          3.52
EVF              Federal Income Fund (5/00;9/99)                  --            --          --      --       --         -0.31
EVG              Growth Fund (5/00;9/99)                          --            --          --      --       --         17.37
EMG              Managed Fund (2/95;4/86)                        12.83         15.88       12.83   16.11    11.47       10.81
EGD              New Dimensions Fund(R)(10/97;5/96)              29.75         27.98       29.75    --       --         24.15
EVS              Small Cap Advantage Fund  (5/00;9/99)            --            --          --      --       --         11.83
            AIM V.I.
ECA              Capital Appreciation Fund (8/99;5/93)            --           32.62       42.21   23.43     --         20.21
ECD              Capital Development Fund (9/99;5/98)             --           28.33       26.88    --       --          9.22
EVA              Value Fund (10/97;5/93)                         27.68         27.98       27.68   25.01     --         20.87
            ALLIANCE VP
EPP              Premier Growth Portfolio (Class B)               --           18.65       29.90   33.70     --         24.14
                 (9/99;6/92)
ETC              Technology Portfolio (Class B) (9/99;1/96)       --           47.61       71.83    --       --         33.40
EHG              U.S. Government/High Grade Securities            --           -0.89       -4.40    5.07     --          3.37
                    Portfolio (Class B) (9/99;9/92)
            BARON FUNDS
EAS              Baron Capital Asset Fund (9/99;10/98)            --           19.03       33.54    --       --         58.95
            FIDELITY VIP
EFG              III Growth & Income Portfolio (Service           --            6.52        5.91    --       --         19.43
                 Class) (9/99;12/96)
EFM              III Mid Cap Portfolio (Service Class)            --           26.91       46.28    --       --         50.30
                 (9/99;12/98)
EFO              Overseas Portfolio (Service Class)               --           24.36       40.00   15.27     9.44        8.83
                 (9/99;1/87)
            FRANKLIN TEMPLETON VIP TRUST
ERE              Franklin Real Estate Fund - Class 2              --           -0.85       -8.07    6.06     7.07        6.73
                 (9/99;1/89)***
EMU              Mutual Shares Securities Fund - Class 2          --            8.15       11.60    --       --          8.89
                 (9/99;11/96)***
EIS              Templeton International Smaller Companies        --            4.93       21.80    --       --          3.35
                 Fund - Class 2 (9/99;5/96) ***
            GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)
JCG              Capital Growth Fund (9/99;4/98)                  --           16.61       24.95    --       --         22.33
JUS              COREsm U.S. Equity Fund (9/99;2/98)****          --           12.08       22.16    --       --         18.63
JGL              Global Income Fund (9/99;1/98)                   --           -0.26       -2.81    --       --          1.73
JIF              International Equity Fund (9/99;1/98)            --           20.94       29.61    --       --         24.14
EIT              Internet Tollkeeper Fund (5/00;4/00)+            --            --          --      --       --          --
            Janus Aspen Series
EJA              Aggressive Growth Portfolio: Service             --            --        119.84    --       --         31.73
                 Shares (5/00;9/93)+
EJT              Global Technology Portfolio: Service             --            --          --      --       --          --
                 Shares (5/00; 1/00)+
EJG              Growth Portfolio: Service Shares                 --            --         40.66    --       --         21.02
                 (5/00;9/93)+
EJI              International Growth Portfolio: Service          --            --         76.72    --       --         26.35
                 Shares (5/00;5/94)+

*(Commencement date of the subaccount; Commencement date of the fund)
**Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 1.25% mortality and expense risk fee, a 0.15% variable account administrative charge and a 0.35% Guaranteed Minimum
     Income Benefit Rider (6% Accumulation Benefit Base)fee. Premium taxes are not reflected in these total returns.
***Class 2 shares  were issued  Jan.  6, 1999.  Prior to Jan.  6, 1999,  Class 2 performance  represents  the  historical  performance  results  of  Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
+Had not commenced operations as of Dec. 31, 1999.


Average Annual Total Return For Annuities Without Withdrawal and Selection of the Guaranteed Minimum
Income Benefit Rider (6% Accumulation Benefit Base) For Periods Ending Dec. 31. 1999

                                                                  Performance Since
                                                                 Commencement of the                 Performance Since
                                                                     Subaccount                 Commencement of the Fund**
                                                                               Since                                   Since
Subaccount  Investing In:                                       1 Year     Commencement   1 Year  5 Years 10 Years  Commencement
----------  -------------                                       ------     ------------   ------  ------- --------  ------------
            J.P. MORGAN SERIES TRUST II
EDE              J.P. Morgan U.S. Disciplined Equity              --%           8.25%      16.50%  22.38%    --%        22.36%
                 Portfolio (9/99;12/94)*
            LAZARD RETIREMENT SERIES
ERQ              Equity Portfolio (9/99;3/98)                     --            3.22        6.07    --       --          8.65
ERI              International Equity Portfolio (9/99;9/98)       --            9.03       19.32    --       --         24.07
            MFS (R)
END              New Discovery Series (9/99;4/98)                 --           51.51       70.61    --       --         38.39
ERS              Research Series (9/99;7/95)                      --           17.55       21.91    --       --         20.82
EUT              Utilities Series (9/99;1/95)                     --           20.83       28.58    --       --         24.30
            PUTNAM VARIABLE TRUST
EPG              Putnam VT Growth and Income Fund - Class        -0.36         13.98       -0.36   17.11    11.75       12.92
                 IB Shares (10/98;2/88)+
EPL              Putnam VT International Growth Fund -            --           36.00       57.54    --       --         27.93
                 Class IB Shares (9/99;1/97)+
EPN              Putnam VT International New Opportunities        --           59.09       99.73    --       --         30.50
                 Fund - Class IB Shares (9/99;1/97)+
            ROYCE CAPITAL FUND
EMC              Micro-Cap Portfolio (9/99;12/96)                 --           15.50       25.95    --       --         15.29
EPR              Premier Portfolio (9/99;12/96)                   --            8.79        6.30    --       --          9.35
            THIRD AVENUE VARIABLE SERIES TRUST
ETV              Value Portfolio (5/00;9/99)                      --            --          --      --       --          7.54
            WANGER
EIC              International Small Cap (9/99;5/95)              --           27.03      124.07    --       --         35.35
EUC              U.S. Small Cap (9/99;5/95)                       --           25.10       20.29    --       --         23.74
            WARBURG PINCUS TRUST -
EEG              Emerging Growth Portfolio (9/99;9/99)            --           33.17        --      --       --         33.98

*(Commencement date of the subaccount; Commencement date of the fund)
**Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 1.25% mortality and expense risk fee, a 0.15% variable account administrative charge and a 0.35% Guaranteed Minimum
     Income Benefit Rider (6% Accumulation Benefit Base) fee. Premium taxes are not reflected in these total returns.
+Each of the above  Funds'  Class IB  Shares  commenced  operations on April 30,
     1998.  For  periods  prior to the  inception  dates of the Funds'  Class IB
     Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%.


Average Annual Total Return For Annuities With Withdrawal and Selection of the Guaranteed Minumum Income
Benefit Rider (6% Accumulation Benefit Base) For Periods Ending Dec. 31. 1999

                                                                    Performance Since
                                                                   Commencement of the               Performance Since
                                                                        Subaccount              Commencement of the Fund**
                                                                               Since                                   Since
Subaccount  Investing In:                                          1 Year  Commencement   1 Year  5 Years 10 Years  Commencement
----------  -------------                                          ------  ------------   ------  ------- --------  ------------
            AXPSM VARIABLE PORTFOLIO -
EVB              Blue Chip Advantage Fund (5/00;9/99)*            --%           --%         --%     --%      --%         3.46%
ESI              Bond Fund (2/95;10/81)                          -6.42          4.90       -6.42    5.26     6.19        8.68
ECR              Capital Resource Fund (2/95;10/81)              14.61         18.08       14.61   18.71    13.41       13.87
EMS              Cash Management Fund (2/95;10/81)               -3.65          2.21       -3.65    2.26     2.94        4.59
EVD              Diversified Equity Income Fund (5/00;9/99)       --            --          --      --       --         -4.42
EIA              Extra Income Fund (8/99;5/96)                    --           -6.29       -2.64    --       --          2.00
EVF              Federal Income Fund (5/00;9/99)                  --            --          --      --       --         -6.60
EVG              Growth Fund (5/00;9/99)                          --            --          --      --       --         10.37
EMG              Managed Fund (2/95;4/86)                        12.83         15.88       12.83   16.11    11.47       10.81
EGD              New Dimensions Fund(R)(10/97; 5/96)             22.75         25.89       22.75    --       --         23.23
EVS              Small Cap Advantage Fund  (5/00;9/99)            --            --          --      --       --          4.83
            AIM V.I.
ECA              Capital Appreciation Fund (8/99;5/93)            --           25.62       35.21   22.99     --         20.10
ECD              Capital Development Fund (9/99;5/98)             --           21.33       19.88    --       --          5.22
EVA              Value Fund (10/97;5/93)                         20.68         25.89       20.68   24.60     --         20.77
            ALLIANCE VP
EPP              Premier Growth Portfolio (Class B) (9/99;6/92)   --           11.65       22.90   33.38     --         24.14
ETC              Technology Portfolio (Class B) (9/99;1/96)       --           40.61       64.83    --       --         32.75
EHG              U.S. Government/High Grade Securities            --           -7.13      -10.39    4.23     --          3.37
                    Portfolio (Class B) (9/99;9/92)
            BARON FUNDS
EAS              Baron Capital Asset Fund (9/99;10/98)            --           12.03       26.54    --       --         53.91
            FIDELITY VIP
EFG              III Growth & Income Portfolio (Service Class)    --           -0.24       -0.81    --       --         18.01
                 (9/99;12/96)
EFM              III Mid Cap Portfolio (Service Class)            --           19.91       39.28    --       --         43.38
                 (9/99;1/98)
EFO              Overseas Portfolio (Service Class) (9/99;1/87)   --           17.36       33.00   14.70     9.44        8.83
            FRANKLIN TEMPLETON VIP TRUST
ERE              Franklin Real Estate Fund - Class 2              --           -7.09      -13.81    5.26     7.07        6.73
                 (9/99;1/89)***
EMU              Mutual Shares Securities Fund - Class 2          --            1.28        4.60    --       --          7.29
                 (9/99;11/96)***
EIS              Templeton International Smaller Companies Fund   --           -1.72       14.80    --       --          1.83
                 - Class 2 (9/99;5/96) ***
            GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)
JCG              Capital Growth Fund (9/99;4/98)                  --            9.61       17.95    --       --         18.63
JUS              COREsm U.S. Equity Fund (9/99;2/98)****          --            5.08       15.16    --       --         15.39
JGL              Global Income Fund (9/99;1/98)                   --           -6.54       -8.93    --       --         -1.56
JIF              International Equity Fund (9/99;1/98)            --           13.94       22.61    --       --         21.22
EIT              Internet Tollkeeper Fund (5/00;4/00)+            --            --          --      --       --          --
            Janus Aspen Series
EJA              Aggressive Growth Portfolio: Service Shares      --            --        112.84    --       --         31.66
                 (5/00;9/93)+
EJT              Global Technology Portfolio: Service Shares      --            --          --      --       --          --
                 (5/00; 1/00)+
EJG              Growth Portfolio: Service Shares (5/00;9/93)+    --            --         33.66    --       --         20.91
EJI              International Growth Portfolio: Service Shares   --            --         69.72    --       --         26.12
                 (5/00;5/94)+

*(Commencement date of the subaccount; Commencement date of the fund)
**Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 1.25% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.35% Guaranteed Minimum
     Income Benefit Rider (6% Accumulation Benefit Base) fee and applicable withdrawal charges. Premium taxes are not reflected in these total returns.
***Class 2 shares  were issued  Jan.  6, 1999.  Prior to Jan.  6, 1999,  Class 2 performance  represents  the  historical  performance  results  of  Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
+Had not commenced operations as of Dec. 31, 1999.


Average Annual Total Return For Annuities With Withdrawal and Selection of the Guaranteed Minimum Income
Benefit Rider (6% Accumulation Benefit Base) For Periods Ending Dec. 31. 1999 (continued)

                                                                  Performance Since

                                                                 Commencement of the                 Performance Since
                                                                     Subaccount                 Commencement of the Fund**
                                                                               Since                                   Since
Subaccount  Investing In:                                       1 Year     Commencement   1 Year  5 Years 10 Years  Commencement
----------  -------------                                       ------     ------------   ------  ------- --------  ------------
            J.P. MORGAN SERIES TRUST II
EDE              J.P. Morgan U.S. Disciplined Equity              --%           1.37%       9.50%  21.94%    --%        22.00%
                 Portfolio (9/99;12/94)*
            LAZARD RETIREMENT SERIES
ERQ              Equity Portfolio (9/99;3/98)                     --           -3.31       -0.66    --       --          4.93
ERI              International Equity Portfolio (9/99;9/98)       --            2.09       12.32    --       --         19.14
            MFS (R)
END              New Discovery Series (9/99;4/98)                 --           44.51       63.61    --       --         35.01
ERS              Research Series (9/99;7/95)                      --           10.55       14.91    --       --         20.22
EUT              Utilities Series (9/99;1/95)                     --           13.83       21.58    --       --         23.87
            PUTNAM VARIABLE TRUST
EPG              Putnam VT Growth and Income Fund - Class        -6.64          8.47       -6.64   16.57    11.75       12.92
                 IB Shares (10/98;2/88)+
EPL              Putnam VT International Growth Fund -            --           29.00       50.54    --       --         26.69
                 Class IB Shares (9/99;1/97)+
EPN              Putnam VT International New Opportunities        --           52.09       92.73    --       --         29.31
                 Fund - Class IB Shares (9/99;1/97)+
            ROYCE CAPITAL FUND
EMC              Micro-Cap Portfolio (9/99;12/96)                 --            8.50       18.95    --       --         13.76
EPR              Premier Portfolio (9/99;12/96)                   --            1.87       -0.44    --       --          7.65
            THIRD AVENUE VARIABLE SERIES TRUST
ETV              Value Portfolio (5/00;9/99)                      --            --          --      --       --          0.71
            WANGER
EIC              International Small Cap (9/99;5/95)              --           50.03      117.07    --       --         36.23
EUC              U.S. Small Cap (9/99;5/95)                       --           18.10       13.29    --       --         23.25
            WARBURG PINCUS TRUST -
EEG              Emerging Growth Portfolio (9/99;9/99)            --           26.17        --      --       --         26.98

*(Commencement date of the subaccount; Commencement date of the fund)
**Current applicable charges deducted from fund performance include a $30 annual contract administrative charge, a 1.25% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.35% Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) fee and applicable withdrawal charges. Premium taxes are not reflected in these total returns.
+Each of the above  Funds'  Class IB  Shares  commenced  operations on April 30,
     1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%.

Cumulative Total Return

Cumulative total return represents the cumulative change in value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return using the following formula:

                                               ERV - P
                                               -------
                                                  P

where:        P = a hypothetical initial payment of $1,000
           ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one-, five- and ten- year periods (or, if less, up to the life of the subaccount).

We may also show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of all other applicable charges including the annual contract administrative charge, the variable account administrative charge, the Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) fee, the 8% Performance Credit Rider fee and the mortality and expense risk fee.

Calculation of Yield for Subaccounts Investing in Money Market Funds

Annualized Simple Yield

For the subaccounts investing in money market funds, we base quotations of simple yield on:

     (a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

     (b) less, a pro rata share of the subaccount expenses accrued over the period;

     (c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

     (d)  multiplying the base period return by 365/7.

The subaccount's value includes:

o    any declared dividends;

o the value of any shares purchased with dividends paid during the period; and o any dividends declared for such shares.

It does not include:

o    the effect of any applicable withdrawal charge; or

o    any realized or unrealized gains or losses.

Annualized Compound Yield

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)365/7] - 1

Annualized Yields Based on the Seven-Day Period Ending Dec. 31, 1999

Subaccount       Investing In                                             Simple Yield     Compound Yield
EMS              AXPSM Variable Portfolio - Cash Management Fund           4.52%              4.62%

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period according to the following formula:

                                            YIELD = 2[a-b + 1)6 - 1]
                                                      ---
                                                      cd

         where:

                    a = dividends and investment income earned during the period

                    b    =   expenses   accrued   for   the   period   (net   of
                         reimbursements)

                    c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends

                    d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield Based on 30-Day Period Ended Dec. 31, 1999

Subaccount        Investing In                                        Yield
ESI               AXPSM Variable Portfolio - Bond Fund               7.52%
EIA               AXPSM Variable Portfolio - Extra Income Fund       15.35

The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare:

         The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily,
         Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News & World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

The Variable Account

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o    determine the dollar value of your contract on the valuation date; then
o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o        the annuity unit value on the valuation date; by
o        the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later value we multiply the last annuity value by the product of:

o        the net investment factor; and
o        the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed investment rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor

We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per-share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o    dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable subaccount.

The One-Year Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your one-year fixed account at the retirement date or the date you have selected to begin receiving your annuity payouts; then
o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the annuities.

             Rating agency                                     Rating

               A.M. Best                                   A+ (Superior)

             Duff & Phelps                                      AAA

                Moody's                                   Aa2 (Excellent)

A.M. Best's superior rating reflects our strong distribution network, favorable overall balance sheet, consistently improving profitability, adequate level of capitalization and asset/liability management expertise.

Duff & Phelps rating reflects our consistently excellent profitability record, leadership position in chosen markets, stable operating leverage and effective use of asset/liability management techniques.

Moody's excellent rating reflects our leadership position in financial planning, strong asset, liability management and good capitalization. American Enterprise Life has a strong market focus and greatly emphasizes quality service. This information applies only to fixed products invested in American Enterprise Life's General Account and reflects American Enterprise Life's ability to fulfill its obligations under its contracts. This information does not relate to the management and performance of the separate account assets associated with American Enterprise Life's variable products.

PRINCIPAL UNDERWRITER

The principal underwriter for the contract is American Express Financial Advisors Inc. (AEFA) which offers the contract on a continuous basis.

Withdrawal charges received by AEFA for 1999 total $479,554. Commissions we paid for 1999 total $5,924,368.

The contract is new as of 1999 and therefore, we do not have three years of history for withdrawal charges received or commissions paid.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

FINANCIAL STATEMENTS

American Enterprise Variable Annuity Account -- American Express Signature Variable Annuity

Annual Financial Information

Report of Independent Auditors

The Board of Directors
American Enterprise Life Insurance Company

We have audited the individual and combined statements of net assets of the segregated asset subaccounts of American Enterprise Variable Annuity Account (comprised of subaccounts ESI, ECR, EMS, EIA, EMG, EGD, ECA, ECD, EVA, EPP, ETC, EHG, EAS, EFG, EFM, EFO, ERE, EMU, EIS, JCG, JUS, JGL, JIF, EDE, ERQ, ERI, END, ERS, EUT, EPG, EPL, EPN, EMC, EPR, EIC, EUC and EEG) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account (as described above) at December 31, 1999, and the individual and combined results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


Ernst & Young LLP
Minneapolis, Minnesota
March 17, 2000

American  Enterprise  Variable  Annuity  Account -- American  Express  Signature
Variable Annuity(SM)

Statements of Net Assets
December 31, 1999

                                                                         Segregated Asset Subaccounts
Assets                                               ESI            ECR            EMS             EIA            EMG
Investments in shares of mutual funds and
portfolios:
  at cost                                       $ 11,651,363   $ 10,984,992     $ 1,110,118        $ 6,759    $ 11,427,222
                                                ------------   ------------     -----------        -------    ------------
  at market value                               $ 10,828,713   $ 13,632,953     $ 1,110,117        $ 6,752    $ 12,406,820
Dividends receivable                                  66,241             --           5,329          1,078              --
Accounts receivable from American Enterprise
Life for contracct purchase payments                      --         27,305              --             --              --
Receivable from mutual funds and portfolios
for share redemptions                                     --             --              --             --              --
                                                        ----          -----           -----            ---           -----
Total assets                                      10,894,954     13,660,258       1,115,446          7,830      12,406,820
                                                  ==========     ==========       =========          =====      ==========

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                      11,459         14,364           1,274             93          13,107
  Issue and adminstrative fee                          1,375          1,724             153             11           1,573
  Contract terminations                               61,819             --              --             --           1,945
Payable to mutual funds and portfolios for
investments purchased                                     --             --              --             --              --
                                                       -----           ----             ---             --           -----
Total liabilities                                     74,653         16,088           1,427            104          16,625
                                                      ------         ------           -----            ---          ------
Net assets applicable to contracts in
accumulation period                               10,817,495     13,637,782       1,114,004          7,726      12,385,565
Net assets applicable to contracts in payment
period                                                 2,806          6,388              15             --           4,630
                                                       -----          -----              --          -----           -----
Total net assets                                $ 10,820,301   $ 13,644,170     $ 1,114,019        $ 7,726    $ 12,390,195
                                                ------------   ------------     -----------        -------    ------------
Accumulation units outstanding                     8,126,599      5,864,252         941,161          7,716       5,985,403
                                                   =========      =========         =======          =====       =========
Net asset value per accumulation unit                 $ 1.33         $ 2.33          $ 1.18         $ 1.00          $ 2.07
                                                      ======         ======          ======         ======          ======



Assets                                               EGD             ECA             ECD           EVA              EPP
Investments in shares of mutual funds and portfolios:
  at cost                                        $ 2,802,524       $ 71,183         $ 1,591    $ 8,003,320        $ 61,509
                                                 -----------       --------         -------    -----------        --------
  at market value                                $ 3,689,151       $ 80,940         $ 1,855    $ 9,698,008        $ 65,331
Dividends receivable                                      --             --              --             --              --
Accounts receivable from American Enterprise
Life for contract purchase payments                       --             --              --             --              --
Receivable from mutual funds and portfolios
for share redemptions                                     --             70               1         27,675              43
                                                       -----             --               -         ------              --
Total assets                                       3,689,151         81,010           1,856      9,725,683          65,374
                                                   =========         ======           =====      =========          ======

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                       3,694             63               1         10,001              38
  Issue and adminstrative fee                            443              7              --          1,200               5
  Contract terminations                                  401             --              --         16,474              --
Payable to mutual funds and portfolios for
investments purchased                                     --             --              --             --              --
                                                         ---             --              --           ----              --
Total liabilities                                      4,538             70               1         27,675              43
                                                       -----             --               -         ------              --
Net assets applicable to contracts in
accumulation period                                3,684,613         80,940           1,855      9,698,008          65,331
Net assets applicable to contracts in payment
period                                                    --             --              --             --              --
                                                      ------           ----             ---         ------            ----
Total net assets                                 $ 3,684,613       $ 80,940         $ 1,855    $ 9,698,008        $ 65,331
                                                 -----------       --------         -------    -----------        --------
Accumulation units outstanding                     2,140,748         56,612           1,469      5,637,595          55,616
                                                   =========         ======           =====      =========          ======
Net asset value per accumulation unit                 $ 1.72         $ 1.43          $ 1.26         $ 1.72          $ 1.17
                                                      ======         ======          ======         ======          ======



Assets                                                ETC             EHG            EAS             EFG            EFM
Investments in shares of mutual funds and portfolios:
  at cost                                          $ 129,401        $ 7,310        $ 33,298       $ 72,435        $ 48,285
                                                   ---------        -------        --------       --------        --------
  at market value                                  $ 147,050        $ 7,271        $ 36,704       $ 75,207        $ 54,974
Dividends receivable                                      --             --              --             --              --
Accounts receivable from American Enterprise
Life for contract purchase payments                        1             --              --             --              60
Receivable from mutual funds and portfolios
for share redemptions                                    125              9              29             72              47
                                                         ---              -              --             --              --
Total assets                                         147,176          7,280          36,733         75,279          55,081
                                                     =======          =====          ======         ======          ======

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                         112              8              26             64              42
  Issue and adminstrative fee                             13              1               3              8               5
  Contract terminations                                   --             --              --             --              --
Payable to mutual funds and portfolios for
investments purchased                                      1             --              --             --              60
                                                           -             --              --             --              --
Total liabilities                                        126              9              29             72             107
                                                         ---              -              --             --             ---
Net assets applicable to contracts in
accumulation period                                  147,050          7,271          36,704         75,207          54,974
Net assets applicable to contracts in payment
period                                                    --             --              --             --              --
                                                       -----           ----            ----           ----            ----
Total net assets                                   $ 147,050        $ 7,271        $ 36,704       $ 75,207        $ 54,974
                                                   =========        =======        ========       ========        ========
Accumulation units outstanding                       105,175          7,282          30,841         71,445          44,234
                                                     =======          =====          ======         ======          ======
Net asset value per accumulation unit                 $ 1.40         $ 1.00          $ 1.19         $ 1.05          $ 1.24
                                                      ======         ======          ======         ======          ======



Assets                                                 EFO             ERE            EMU             EIS            JCG
Investments in shares of mutual funds and portfolios:
  at cost                                           $ 34,348          $ 867        $ 31,535          $ 867       $ 246,690
                                                    --------          -----        --------          -----       ---------
  at market value                                   $ 40,260          $ 859        $ 32,322          $ 910       $ 261,211
Dividends receivable                                      --             --              --             --              --
Accounts receivable from American Enterprise
Life for contract purchase payments                       --             --              52             --              --
Receivable from mutual funds and portfolios
for share redemptions                                    133              1              18              1             248
                                                         ---              -              --              -             ---
Total assets                                          40,393            860          32,392            911         261,459
                                                      ======            ===          ======            ===         =======

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                         119              1              16              1             221
  Issue and adminstrative fee                             14             --               2             --              27
  Contract terminations                                   --             --              --             --              --
Payable to mutual funds and portfolios for
investments purchased                                     --             --              52             --              --
                                                        ----            ---             ---            ---             ---
Total liabilities                                        133              1              70              1             248
                                                         ---              -              --              -             ---
Net assets applicable to contracts in
accumulation period                                   40,260            859          32,322            910         261,211
Net assets applicable to contracts in payment
period                                                    --             --              --             --              --
                                                      ------           ----            ----           ----          ------
Total net assets                                    $ 40,260          $ 859        $ 32,322          $ 910       $ 261,211
                                                    ========          =====        ========          =====       =========
Accumulation units outstanding                        32,631            889          30,888            890         226,060
                                                      ======            ===          ======            ===         =======
Net asset value per accumulation unit                 $ 1.23         $ 0.97          $ 1.05         $ 1.02          $ 1.16
                                                      ======         ======          ======         ======          ======



Assets                                                JUS            JGL             JIF             EDE            ERQ
Investments in shares of mutual funds and portfolios:
  at cost                                          $ 515,769       $ 34,464        $ 36,698       $ 54,747         $ 1,196
                                                   ---------       --------        --------       --------         -------
  at market value                                  $ 539,763       $ 33,287        $ 38,640       $ 54,066         $ 1,203
Dividends receivable                                      --             --              --             --              --
Accounts receivable from American Enterprise
Life for contract purchase payments                       --             --              --             --              --
Receivable from mutual funds and portfolios
for share redemptions                                    429             38              39             45               1
                                                         ---             --              --             --               -
Total assets                                         540,192         33,325          38,679         54,111           1,204
                                                     =======         ======          ======         ======           =====

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                         383             34              35             40               1
  Issue and adminstrative fee                             46              4               4              5              --
  Contract terminations                                   --             --              --             --              --
Payable to mutual funds and portfolios for
investments purchased                                     --             --              --             --              --
                                                         ---            ---             ---            ---              --
Total liabilities                                        429             38              39             45               1
                                                         ---             --              --             --               -
Net assets applicable to contracts in
accumulation period                                  539,763         33,287          38,640         54,066           1,203
Net assets applicable to contracts in payment
period                                                    --             --              --             --              --
                                                       -----           ----           -----           ----            ----
Total net assets                                   $ 539,763       $ 33,287        $ 38,640       $ 54,066         $ 1,203
                                                   =========       ========        ========       ========         =======
Accumulation units outstanding                       480,470         34,328          30,495         50,706           1,190
                                                     =======         ======          ======         ======           =====
Net asset value per accumulation unit                 $ 1.12         $ 0.97          $ 1.27         $ 1.07          $ 1.01
                                                      ======         ======          ======         ======          ======



Assets                                                 ERI            END            ERS             EUT            EPG
Investments in shares of mutual funds and portfolios:
  at cost                                            $ 1,169       $ 77,260       $ 263,600       $ 34,419     $ 5,335,763
                                                     -------       --------       ---------       --------     -----------
  at market value                                    $ 1,270       $ 93,788       $ 281,042       $ 36,290     $ 5,082,976
Dividends receivable                                      --             --              --             --              --
Accounts receivable from American Enterprise
Life for contract purchase payments                       --             --              --             --          21,459
Receivable from mutual funds and portfolios
for share redemptions                                      2             79             143             25           5,781
                                                           -             --             ---             --           -----
Total assets                                           1,272         93,867         281,185         36,315       5,110,216
                                                       =====         ======         =======         ======       =========

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                           2             70             128             22           5,162
  Issue and adminstrative fee                             --              9              15              3             619
  Contract terminations                                   --             --              --             --              --
Payable to mutual funds and portfolios for
investments purchased                                     --             --              --             --          21,459
                                                         ---            ---            ----            ---          ------
Total liabilities                                          2             79             143             25          27,240
                                                           -             --             ---             --          ------
Net assets applicable to contracts in
accumulation period                                    1,270         93,788         281,042         36,290       5,082,976
Net assets applicable to contracts in payment
period                                                    --             --              --             --              --
                                                        ----           ----            ----           ----            ----
Total net assets                                     $ 1,270       $ 93,788       $ 281,042       $ 36,290     $ 5,082,976
                                                     =======       ========       =========       ========     ===========
Accumulation units outstanding                         1,184         63,944         241,943         30,180       4,302,357
                                                       =====         ======         =======         ======       =========
Net asset value per accumulation unit                 $ 1.07         $ 1.47          $ 1.16         $ 1.20          $ 1.18
                                                      ======         ======          ======         ======          ======



Assets                                                EPL            EPN              EMC             EPR            EIC
Investments in shares of mutual funds and portfolios:
  at cost                                          $ 421,932       $ 43,126        $ 42,113        $ 1,300        $ 35,030
                                                   ---------       --------        --------        -------        --------
  at market value                                  $ 461,834       $ 53,689        $ 42,610        $ 1,267        $ 41,956
Dividends receivable                                      --             --              --             --              --
Accounts receivable from American Enterprise
Life for contract purchase payments                        3             --              --             --              --
Receivable from mutual funds and portfolios
for share redemptions                                    322             78              37              1              35
                                                         ---             --              --              -              --
Total assets                                         462,159         53,767          42,647          1,268          41,991
                                                     =======         ======          ======          =====          ======

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                         288             50              33              1              31
  Issue and adminstrative fee                             34              6               4             --               4
  Contract terminations                                   --             22              --             --              --
Payable to mutual funds and portfolios for
investments purchased                                      3             --              --             --              --
                                                           -            ---            ----            ---             ---
Total liabilities                                        325             78              37              1              35
                                                         ---             --              --              -              --
Net assets applicable to contracts in
accumulation period                                  461,834         53,689          42,610          1,267          41,956
Net assets applicable to contracts in payment
period                                                    --             --              --             --              --
                                                       -----           ----            ----            ---            ----
Total net assets                                   $ 461,834       $ 53,689        $ 42,610        $ 1,267        $ 41,956
                                                   =========       ========        ========        =======        ========
Accumulation units outstanding                       346,626         35,084          37,088          1,208          27,774
                                                     =======         ======          ======          =====          ======
Net asset value per accumulation unit                 $ 1.33         $ 1.53          $ 1.15         $ 1.05          $ 1.51
                                                      ======         ======          ======         ======          ======



                                                                                 Combined
                                                                                 Variable
Assets                                                  EUC           EEG        Account
Investments in shares of mutual funds and portfolios:
  at cost                                           $ 20,937        $ 6,882   $ 53,652,022
                                                    --------        -------   ------------
  at market value                                   $ 22,183        $ 7,393   $ 58,970,665
Dividends receivable                                      --             --         72,648
Accounts receivable from American Enterprise
Life for contract purchase payments                       --             --         48,880
Receivable from mutual funds and portfolios
for share redemptions                                     16              4         35,547
                                                          --              -         ------
Total assets                                          22,199          7,397     59,127,740
                                                      ======          =====     ==========

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                          14              4         61,002
  Issue and adminstrative fee                              2             --          7,319
  Contract terminations                                   --             --         80,661
Payable to mutual funds and portfolios for
investments purchased                                     --             --         21,575
                                                         ---            ---         ------
Total liabilities                                         16              4        170,557
                                                          --              -        -------
Net assets applicable to contracts in accumulation
period                                                22,183          7,393     58,943,344
Net assets applicable to contracts in payment
period                                                    --             --         13,839
                                                         ---            ---         ------
Total net assets                                    $ 22,183        $ 7,393   $ 58,957,183
                                                    ========        =======   ============
Accumulation units outstanding                        19,249          5,626
                                                      ======          =====
Net asset value per accumulation unit                 $ 1.15         $ 1.31
                                                      ======         ======


See accompanying notes to financial statements.

American  Enterprise  Variable  Annuity  Account -- American  Express  Signature
Variable Annuity(SM)

Statements of Operations
Period ended December 31, 1999

                                                                         Segregated Asset Subaccounts
Investment income                                      ESI            ECR             EMS             EIA1           EMG
Dividend income from mutual funds and portfolios   $ 639,680     $ 1,220,605       $ 49,468         $ 1,149       $ 773,979
                                                   ---------     -----------       --------         -------       ---------
Expenses:
Mortality and expense risk fee                       116,344         140,485         13,300             103         128,811
Administrative charge                                 13,961          16,857          1,596              12          15,458
                                                      ------          ------          -----              --          ------
Total expenses                                       130,305         157,342         14,896             115         144,269
                                                     -------         -------         ------             ---         -------
Investment income (loss) - net                       509,375       1,063,263         34,572           1,034         629,710
                                                     =======       =========         ======           =====         =======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on
sales of investments in mutual funds and portfolios:
  Proceeds from sales                                519,183         775,040      3,469,740         351,891         674,233
  Cost of investments sold                           557,599         641,397      3,469,746         352,546         642,429
                                                     -------         -------      ---------         -------         -------
Net realized gain (loss) on investments              (38,416)        133,643             (6)           (655)         31,804
Net change in unrealized appreciation or
depreciation of investments                         (431,444)      1,170,550             (4)             (7)        705,266
                                                    --------       ---------             --              --         -------
Net gain (loss) on investments                      (469,860)      1,304,193            (10)           (662)        737,070
                                                    --------       ---------            ---            ----         -------
Net increase (decrease) in net assets resulting
from operations                                      $39,515     $ 2,367,456       $ 34,562           $ 372     $ 1,366,780
                                                     =======     ===========       ========           =====     ===========

1For the period Aug. 26, 1999 (commencement of operations) to Dec. 31, 1999.



Investment income                                      EGD             ECA1            ECD2           EVA             EPP2
Dividend income from mutual funds and portfolios    $ 32,955         $ 1,195            $--       $ 154,339             $--
                                                    --------         -------            -         ---------             -
Expenses:
Mortality and expense risk fee                        29,409             105              3          67,218              54
Administrative charge                                  3,529              12             --           8,066               7
                                                       -----              --                          -----               -
Total expenses                                        32,938             117              3          75,284              61
                                                      ------             ---              -          ------              --
Investment income (loss) - net                            17           1,078             (3)         79,055             (61)
                                                          ==           =====             ==          ======             ===

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on
sales of investments in mutual funds and portfolios:
  Proceeds from sales                                141,571             175              3         136,790           3,526
  Cost of investments sold                           116,987             157              3         119,888           3,388
                                                     -------             ---              -         -------           -----
Net realized gain (loss) on investments               24,584              18             --          16,902             138
Net change in unrealized appreciation or
depreciation of investments                          694,325           9,757            264       1,432,915           3,822
                                                     -------           -----            ---       ---------           -----
Net gain (loss) on investments                       718,909           9,775            264       1,449,817           3,960
                                                     -------           -----            ---       ---------           -----
Net increase (decrease) in net assets resulting
from operations                                    $ 718,926        $ 10,853          $ 261     $ 1,528,872         $ 3,899
                                                   =========        ========          =====     ===========         =======

1For the period Aug. 26, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Sept. 22, 1999 (commencement of operations) to Dec. 31, 1999.



Investment income                                       ETC1            EHG1            EAS1           EFG1            EFM1
Dividend income from mutual funds and portfolios         $--             $--            $--             $--           $ 341
                                                        ----           -----            ---             ---            ----
Expenses:
Mortality and expense risk fee                           136              15             32             118              62
Administrative charge                                     16               2              4              14               8
                                                          --               -              -              --               -
Total expenses                                           152              17             36             132              70
                                                         ---              --             --             ---              --
Investment income (loss) - net                          (152)            (17)           (36)           (132)            271
                                                        ====             ===            ===            ====             ===

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on
sales of investments in mutual funds and portfolios:
  Proceeds from sales                                  7,260              17             36           3,535           7,011
  Cost of investments sold                             7,201              17             33           3,409           6,911
                                                       -----              --             --           -----           -----
Net realized gain (loss) on investments                   59              --              3             126             100
Net change in unrealized appreciation or
depreciation of investments                           17,649             (39)         3,406           2,772           6,689
                                                      ------             ---          -----           -----           -----
Net gain (loss) on investments                        17,708             (39)         3,409           2,898           6,789
                                                      ------             ---          -----           -----           -----
Net increase (decrease) in net assets resulting
from operations                                     $ 17,556           $ (56)       $ 3,373         $ 2,766         $ 7,060
                                                    ========           =====        =======         =======         =======

1For the period Sept. 22,1999 (commencement of operations) to Dec. 31, 1999.



Investment income                                        EFO1           ERE1            EMU1           EIS1            JCG1
Dividend income from mutual funds and portfolios         $--             $--            $--             $--         $ 5,181
                                                        ----            ----           -----            ---           -----
Expenses:
Mortality and expense risk fee                           352               3             18               3             341
Administrative charge                                     42              --              2              --              41
                                                          --             ---              -             ---              --
Total expenses                                           394               3             20               3             382
                                                         ---               -             --               -             ---
Investment income (loss) - net                          (394)             (3)           (20)             (3)          4,799
                                                        ====              ==            ===              ==           =====

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on
sales of investments in mutual funds and portfolios:
  Proceeds from sales                                170,378               3             28               3             249
  Cost of investments sold                           152,684               3             28               3             235
                                                     -------               -             --               -             ---
Net realized gain (loss) on investments               17,694              --             --              --              14
Net change in unrealized appreciation or
depreciation of investments                            5,912              (8)           787              43          14,521
                                                       -----              --            ---              --          ------
Net gain (loss) on investments                        23,606              (8)           787              43          14,535
                                                      ------              --            ---              --          ------
Net increase (decrease) in net assets resulting
from operations                                     $ 23,212           $ (11)         $ 767            $ 40        $ 19,334
                                                    ========           =====          =====            ====        ========

1For the period Sept. 22,1999 (commencement of operations) to Dec. 31, 1999.



Investment income                                       JUS1           JGL1            JIF1           EDE1            ERQ1
Dividend income from mutual funds and portfolios     $ 4,261         $ 1,258        $ 2,396         $ 2,464            $ 40
                                                     -------         -------        -------         -------            ----
Expenses:
Mortality and expense risk fee                           514              60             58              56               4
Administrative charge                                     62               7              7               7              --
                                                          --               -              -               -              --
Total expenses                                           576              67             65              63               4
                                                         ---              --             --              --               -
Investment income (loss) - net                         3,685           1,191          2,331           2,401              36
                                                       =====           =====          =====           =====              ==

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on
sales of investments in mutual funds and portfolios:
  Proceeds from sales                                 36,031          65,197            101           3,431               4
  Cost of investments sold                            34,985          65,023             95           3,336               4
                                                      ------          ------             --           -----               -
Net realized gain (loss) on investments                1,046             174              6              95              --
Net change in unrealized appreciation or
depreciation of investments                           23,994          (1,177)         1,942            (681)              7
                                                      ------          ------          -----            ----               -
Net gain (loss) on investments                        25,040          (1,003)         1,948            (586)              7
                                                      ------          ------          -----            ----               -
Net increase (decrease) in net assets resulting
from operations                                     $ 28,725           $ 188        $ 4,279         $ 1,815            $ 43
                                                    ========           =====        =======         =======            ====

1For the period Sept. 22,1999 (commencement of operations) to Dec. 31, 1999.



Investment income                                       ERI1           END1            ERS1           EUT1             EPG
Dividend income from mutual funds and portfolios        $ 13         $ 1,640            $--             $--       $ 116,237
Expenses:
Mortality and expense risk fee                             4             114            140              28          33,684
Administrative charge                                     --              14             17               3           4,042
                                                          --              --             --               -           -----
Total expenses                                             4             128            157              31          37,726
                                                           -             ---            ---              --          ------
Investment income (loss) - net                             9           1,512           (157)            (31)         78,511
                                                           =           =====           ====             ===          ======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on
sales of investments in mutual funds and portfolios:
  Proceeds from sales                                      4             128          3,520              31         194,641
  Cost of investments sold                                 4             107          3,409              30         200,699
                                                           -             ---          -----              --         -------
Net realized gain (loss) on investments                   --              21            111               1          (6,058)
Net change in unrealized appreciation or
depreciation of investments                              101          16,528         17,442           1,871        (265,626)
                                                         ---          ------         ------           -----        --------
Net gain (loss) on investments                           101          16,549         17,553           1,872        (271,684)
                                                         ---          ------         ------           -----        --------
Net increase (decrease) in net assets resulting
from operations                                        $ 110        $ 18,061       $ 17,396         $ 1,841      $ (193,173)
                                                       =====        ========       ========         =======      ==========

1For the period Sept. 22,1999 (commencement of operations) to Dec. 31, 1999.



Investment income                                       EPL1            EPN1           EMC1           EPR1            EIC1
Dividend income from mutual funds and portfolios         $--             $--        $ 2,694           $ 144             $--
                                                         ---              --        -------           -----             ---
Expenses:
Mortality and expense risk fee                           563              63             41               4              37
Administrative charge                                     68               8              5              --               4
                                                          --               -              -                               -
Total expenses                                           631              71             46               4              41
                                                         ---              --             --               -              --
Investment income (loss) - net                          (631)            (71)         2,648             140             (41)
                                                        ====             ===          =====             ===             ===

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on
sales of investments in mutual funds and portfolios:
  Proceeds from sales                                183,965           1,934             46               4              41
  Cost of investments sold                           155,333           1,853             46               4              35
                                                     -------           -----             --               -              --
Net realized gain (loss) on investments               28,632              81             --              --               6
Net change in unrealized appreciation or
depreciation of investments                           39,902          10,563            497             (33)          6,926
                                                      ------          ------            ---             ---           -----
Net gain (loss) on investments                        68,534          10,644            497             (33)          6,932
                                                      ------          ------            ---             ---           -----
Net increase (decrease) in net assets resulting
from operations                                     $ 67,903        $ 10,573        $ 3,145           $ 107         $ 6,891
                                                    ========        ========        =======           =====         =======

1For the period Sept. 22,1999 (commencement of operations) to Dec. 31, 1999.



                                                                                    Combined
                                                                                    Variable
Investment income                                        EUC1           EEG1         Account
Dividend income from mutual funds and portfolios         $--            $ 13      $ 3,010,052
                                                         ---            ----      -----------
Expenses:
Mortality and expense risk fee                            17               6          532,305
Administrative charge                                      2               1           63,874
                                                           -               -           ------
Total expenses                                            19               7          596,179
                                                          --               -          -------
Investment income (loss) - net                           (19)              6        2,413,873
                                                         ===               =        =========

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on
sales of investments in mutual funds and portfolios:
  Proceeds from sales                                     19               7        6,749,776
  Cost of investments sold                                18               7        6,539,652
                                                          --               -        ---------
Net realized gain (loss) on investments                    1              --          210,124
Net change in unrealized appreciation or
depreciation of investments                            1,246             511        3,491,189
                                                       -----             ---        ---------
Net gain (loss) on investments                         1,247             511        3,701,313
                                                       -----             ---        ---------
Net increase (decrease) in net assets resulting
from operations                                      $ 1,228           $ 517      $ 6,115,186
                                                     =======           =====      ===========

1For the period Sept. 22,1999 (commencement of operations) to Dec. 31, 1999.

See accompanying notes to financial statements.

American  Enterprise  Variable  Annuity  Account -- American  Express  Signature
Variable Annuity(SM)

Statements of Changes in Net Assets
Period ended December 31, 1999

                          Segregated Asset Subaccounts
Operations                                         ESI           ECR            EMS             EIA1          EMG
Investment income (loss) - net                 $ 509,375    $ 1,063,263       $ 34,572        $ 1,034      $ 629,710
Net realized gain (loss) on investments          (38,416)       133,643             (6)          (655)        31,804
Net change in unrealized appreciation or
depreciation of investments                     (431,444)     1,170,550             (4)            (7)       705,266
                                                --------      ---------             --             --        -------
Net increase (decrease) in net assets resulting
from operations                                   39,515      2,367,456         34,562            372      1,366,780
                                                  ======      =========         ======            ===      =========

Contract transactions
Contract purchase payments                     2,364,485      1,613,826        327,820          5,191      1,698,764
Net transfers2                                 1,661,343        889,541        920,070          2,163      1,651,501
Annuity payments                                    (143)          (473)            --             --           (257)
Contract terminations:
  Surrender benefits and contract charges       (643,436)      (978,721)    (1,027,233)            --       (777,693)
  Death benefits                                (155,072)       (92,582)            --             --       (113,085)
                                                --------        -------         ------           ----       --------
Increase (decrease) from contract transactions 3,227,177      1,431,591        220,657          7,354      2,459,230
                                               ---------      ---------        -------          -----      ---------
Net assets at beginning of year                7,553,609      9,845,123        858,800             --      8,564,185
                                               ---------      ---------        -------                     ---------
Net assets at end of year                   $ 10,820,301   $ 13,644,170    $ 1,114,019        $ 7,726   $ 12,390,195
                                            ============   ============    ===========        =======   ============

Accumulation unit activity
Units outstanding at beginning of year         5,688,915      5,163,185        749,301             --      4,684,466
Contract purchase payments                     1,802,413        806,674        279,813          5,303        906,505
Net transfers2                                 1,255,338        436,406        788,973          2,413        874,349
Contract terminations:
  Surrender benefits and contract charges       (503,166)      (490,112)      (876,926)            --       (420,370)
  Death benefits                                (116,901)       (51,901)            --             --        (59,547)
                                                --------        -------                                      -------
Units outstanding at end of year               8,126,599      5,864,252        941,161          7,716      5,985,403
                                               =========      =========        =======          =====      =========

1For the period Aug. 26, 1999  (commencement  of  operations)  to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
American Enterprise Life's fixed account.



Operations                                          EGD           ECA1            ECD2          EVA             EPP2
Investment income (loss) - net                      $ 17        $ 1,078           $ (3)      $ 79,055          $ (61)
Net realized gain (loss) on investments           24,584             18             --         16,902            138
Net change in unrealized appreciation or
depreciation of investments                      694,325          9,757            264      1,432,915          3,822
                                                 -------          -----            ---      ---------          -----
Net increase (decrease) in net assets resulting
from operations                                  718,926         10,853            261      1,528,872          3,899
                                                 =======         ======            ===      =========          =====

Contract transactions
Contract purchase payments                     1,253,933         63,183            870      3,650,384         32,039
Net transfers3                                   409,913          6,962            724      2,416,621         29,393
Annuity payments                                      --             --             --             --             --
Contract terminations:
  Surrender benefits and contract charges       (132,862)           (58)            --       (259,654)            --
  Death benefits                                 (30,780)            --             --        (27,190)            --
                                                 -------                                      -------
Increase (decrease) from contract transactions 1,500,204         70,087          1,594      5,780,161         61,432
                                               ---------         ------          -----      ---------         ------
Net assets at beginning of year                1,465,483             --             --      2,388,975             --
                                               ---------                                    ---------
Net assets at end of year                    $ 3,684,613       $ 80,940        $ 1,855    $ 9,698,008       $ 65,331
                                             ===========       ========        =======    ===========       ========

Accumulation unit activity
Units outstanding at beginning of year         1,108,323             --             --      1,778,901             --
Contract purchase payments                       882,440         51,342            887      2,548,626         29,157
Net transfers3                                   288,019          5,312            582      1,606,765         26,459
Contract terminations:
  Surrender benefits and contract charges       (117,217)           (42)            --       (278,884)            --
  Death benefits                                 (20,817)            --             --        (17,813)            --
                                                 -------          -----           ----        -------           ----
Units outstanding at end of year               2,140,748         56,612          1,469      5,637,595         55,616
                                               =========         ======          =====      =========         ======

1For the period Aug. 26, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Sept. 22, 1999 (commencement of operations) to Dec. 31, 1999.
3Includes  transfer activity from (to) other subaccounts and transfers from (to)
American Enterprise Life's fixed account.



Operations                                         ETC1            EHG1           EAS1           EFG1           EFM1
Investment income (loss) - net                    $ (152)         $ (17)         $ (36)        $ (132)         $ 271
Net realized gain (loss) on investments               59             --              3            126            100
Net change in unrealized appreciation or
depreciation of investments                       17,649            (39)         3,406          2,772          6,689
                                                  ------            ---          -----          -----          -----
Net increase (decrease) in net assets resulting
from operations                                   17,556            (56)         3,373          2,766          7,060
                                                  ======            ===          =====          =====          =====

Contract transactions
Contract purchase payments                        80,862          5,440         33,331         52,322         18,976
Net transfers2                                    48,691          1,887             --         20,119         28,938
Annuity payments                                      --             --             --             --             --
Contract terminations:
  Surrender benefits and contract charges            (59)            --             --             --             --
  Death benefits                                      --             --             --             --             --
                                                  ------            ---         ------          -----           ----
Increase (decrease) from contract transactions   129,494          7,327         33,331         72,441         47,914
                                                 -------          -----         ------         ------         ------
Net assets at beginning of year                       --             --             --             --             --
                                                   -----          -----         ------          -----          -----
Net assets at end of year                      $ 147,050        $ 7,271       $ 36,704       $ 75,207       $ 54,974
                                               =========        =======       ========       ========       ========

Accumulation unit activity
Units outstanding at beginning of year                --             --             --             --             --
Contract purchase payments                        67,333          5,404         30,841         51,905         18,546
Net transfers2                                    37,885          1,878             --         19,540         25,688
Contract terminations:
  Surrender benefits and contract charges            (43)            --             --             --             --
  Death benefits                                      --             --             --             --             --
                                                  ------           ----           ----           ----          -----
Units outstanding at end of year                 105,175          7,282         30,841         71,445         44,234
                                                 =======          =====         ======         ======         ======

1For the period Sept.  22, 1999  (commencement  of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
American Enterprise Life's fixed account.



Operations                                         EFO1            ERE1           EMU1           EIS1           JCG1
Investment income (loss) - net                    $ (394)          $ (3)         $ (20)          $ (3)       $ 4,799
Net realized gain (loss) on investments           17,694             --             --             --             14
Net change in unrealized appreciation or
depreciation of investments                        5,912             (8)           787             43         14,521
                                                   -----             --            ---             --         ------
Net increase (decrease) in net assets resulting
from operations                                   23,212            (11)           767             40         19,334
                                                  ======            ===            ===             ==         ======

Contract transactions
Contract purchase payments                        33,832            870          1,178            870        122,121
Net transfers2                                   (16,784)            --         30,377             --        119,756
Annuity payments                                      --             --             --             --             --
Contract terminations:
  Surrender benefits and contract charges             --             --             --             --             --
  Death benefits                                      --             --             --             --             --
                                                   -----            ---          -----           ----          -----
Increase (decrease) from contract transactions    17,048            870         31,555            870        241,877
                                                  ------            ---         ------            ---        -------
Net assets at beginning of year                       --             --             --             --             --
                                                   -----            ---           ----           ----           ----
Net assets at end of year                       $ 40,260          $ 859       $ 32,322          $ 910      $ 261,211
                                                ========          =====       ========          =====      =========

Accumulation unit activity
Units outstanding at beginning of year                --             --             --             --             --
Contract purchase payments                        29,861            889          1,194            890        115,561
Net transfers2                                     2,770             --         29,694             --        110,499
Contract terminations:
  Surrender benefits and contract charges             --             --             --             --             --
  Death benefits                                      --             --             --             --             --
                                                    ----            ---          -----            ---         ------
Units outstanding at end of year                  32,631            889         30,888            890        226,060
                                                  ======            ===         ======            ===        =======

1For the period Sept.  22, 1999  (commencement  of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
American Enterprise Life's fixed account.



Operations                                         JUS1           JGL1           JIF1           EDE1           ERQ1
Investment income (loss) - net                   $ 3,685        $ 1,191        $ 2,331        $ 2,401           $ 36
Net realized gain (loss) on investments            1,046            174              6             95             --
Net change in unrealized appreciation or
depreciation of investments                       23,994         (1,177)         1,942           (681)             7
                                                  ------         ------          -----           ----              -
Net increase (decrease) in net assets resulting
from operations                                   28,725            188          4,279          1,815             43
                                                  ======            ===          =====          =====             ==

Contract transactions
Contract purchase payments                       401,524         21,346         11,840         40,435          1,160
Net transfers2                                   109,571         11,753         22,521         11,816             --
Annuity payments                                      --             --             --             --             --
Contract terminations:
  Surrender benefits and contract charges            (57)            --             --             --             --
  Death benefits                                      --             --             --             --             --
                                                   -----            ---           ----          -----           ----
Increase (decrease) from contract transactions   511,038         33,099         34,361         52,251          1,160
                                                 -------         ------         ------         ------          -----
Net assets at beginning of year                       --             --             --             --             --
                                                  ------           ----          -----          -----          -----
Net assets at end of year                      $ 539,763       $ 33,287       $ 38,640       $ 54,066        $ 1,203
                                               =========       ========       ========       ========        =======

Accumulation unit activity
Units outstanding at beginning of year                --             --             --             --             --
Contract purchase payments                       376,243         22,245         11,022         39,144          1,190
Net transfers2                                   104,278         12,083         19,473         11,562             --
Contract terminations:
  Surrender benefits and contract charges            (51)            --             --             --             --
  Death benefits                                      --             --             --             --             --
                                                     ---           ----            ---          -----           ----
Units outstanding at end of year                 480,470         34,328         30,495         50,706          1,190
                                                 =======         ======         ======         ======          =====

1For period  Sept.  22, 1999  (commencemenet  of  operations)  to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
American Enterprise Life's fixed account.



Operations                                          ERI1           END1           ERS1           EUT1           EPG
Investment income (loss) - net                       $ 9        $ 1,512         $ (157)         $ (31)      $ 78,511
Net realized gain (loss) on investments               --             21            111              1         (6,058)
Net change in unrealized appreciation or
depreciation of investments                          101         16,528         17,442          1,871       (265,626)
                                                     ---         ------         ------          -----       --------
Net increase (decrease) in net assets resulting
from operations                                      110         18,061         17,396          1,841       (193,173)
                                                     ===         ======         ======          =====       ========

Contract transactions
Contract purchase payments                         1,160         75,476        227,648         22,501      2,903,937
Net transfers2                                        --            251         35,998         12,005      2,189,715
Annuity payments                                      --             --             --             --             --
Contract terminations:
  Surrender benefits and contract charges             --             --             --            (57)       (79,588)
  Death benefits                                      --             --             --             --        (20,046)
                                                   -----          -----          -----           ----        -------
Increase (decrease) from contract transactions     1,160         75,727        263,646         34,449      4,994,018
                                                   -----         ------        -------         ------      ---------
Net assets at beginning of year                       --             --             --             --        282,131
                                                    ----          -----         ------          -----        -------
Net assets at end of year                        $ 1,270       $ 93,788      $ 281,042       $ 36,290    $ 5,082,976
                                                 =======       ========      =========       ========    ===========

Accumulation unit activity
Units outstanding at beginning of year                --             --             --             --        238,893
Contract purchase payments                         1,184         63,747        209,115         19,749      2,446,691
Net transfers2                                        --            197         32,828         10,479      1,788,367
Contract terminations:
  Surrender benefits and contract charges             --             --             --            (48)      (155,678)
  Death benefits                                      --             --             --             --        (15,916)
                                                    ----           ----            ---           ----        -------
Units outstanding at end of year                   1,184         63,944        241,943         30,180      4,302,357
                                                   =====         ======        =======         ======      =========

1For the period Sept.  22, 1999  (commencement  of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
American Enterprise Life's fixed account.



Operations                                         EPL1           EPN1           EMC1           EPR1           EIC1
Investment income (loss) - net                    $ (631)         $ (71)       $ 2,648          $ 140          $ (41)
Net realized gain (loss) on investments           28,632             81             --             --              6
Net change in unrealized appreciation or
depreciation of investments                       39,902         10,563            497            (33)         6,926
                                                  ------         ------            ---            ---          -----
Net increase (decrease) in net assets resulting
from operations                                   67,903         10,573          3,145            107          6,891
                                                  ======         ======          =====            ===          =====

Contract transactions
Contract purchase payments                        70,121         30,681         19,922          1,160         35,065
Net transfers2                                   323,810         12,495         19,543             --             --
Annuity payments                                      --             --             --             --             --
Contract terminations:
  Surrender benefits and contract charges             --            (60)            --             --             --
  Death benefits                                      --             --             --             --             --
                                                   -----          -----           ----           ----          -----
Increase (decrease) from contract transactions   393,931         43,116         39,465          1,160         35,065
                                                 -------         ------         ------          -----         ------
Net assets at beginning of year                       --             --             --             --             --
                                                   -----           ----           ----          -----          -----
Net assets at end of year                      $ 461,834       $ 53,689       $ 42,610        $ 1,267       $ 41,956
                                               =========       ========       ========        =======       ========

Accumulation unit activity
Units outstanding at beginning of year                --             --             --             --             --
Contract purchase payments                        61,197         25,283         18,922          1,208         27,774
Net transfers2                                   285,429          9,842         18,166             --             --
Contract terminations:
  Surrender benefits and contract charges             --            (41)            --             --             --
  Death benefits                                      --             --             --             --             --
                                                  ------           ----          -----          -----          -----
Units outstanding at end of year                 346,626         35,084         37,088          1,208         27,774
                                                 =======         ======         ======          =====         ======

1For the period Sept.  22, 1999  (commencement  of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
American Enterprise Life's fixed account.



                                                                                   Combined
                                                                                   Variable
Operations                                          EUC1           EEG1             Account
Investment income (loss) - net                     $ (19)           $ 6         $  2,413,873
Net realized gain (loss) on investments                1             --              210,124
Net change in unrealized appreciation or
depreciation of investments                        1,246            511            3,491,189
                                                   -----            ---            ---------
Net increase (decrease) in net assets resulting
from operations                                    1,228            517            6,115,186
                                                   =====            ===            =========

Contract transactions
Contract purchase payments                         1,412          1,161           15,226,846
Net transfers2                                    19,543          5,715           10,995,951
Annuity payments                                      --             --                 (873)
Contract terminations:
  Surrender benefits and contract charges             --             --           (3,899,478)
  Death benefits                                      --             --             (438,755)
                                                    ----          -----             --------
Increase (decrease) from contract transactions    20,955          6,876           21,883,691
                                                  ------          -----           ----------
Net assets at beginning of year                       --             --           30,958,306
                                                   -----            ---           ----------
Net assets at end of year                       $ 22,183        $ 7,393         $ 58,957,183

Accumulation unit activity
Units outstanding at beginning of year               --              --
Contract purchase payments                         1,394          1,180
Net transfers2                                    17,855          4,446
Contract terminations:
  Surrender benefits and contract charges             --             --
  Death benefits                                      --             --
                                                   -----            ---
Units outstanding at end of year                  19,249          5,626
                                                  ======          =====

1For the period Sept.  22, 1999  (commencement  of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
American Enterprise Life's fixed account.

See accompanying notes to financial statements.

American Enterprise Variable Annuity Account

Statements of Changes in Net Assets
Period ended December 31, 1998
                                                                              Segregated Asset Subaccounts

Operations                                               ESI          ECR           EMS           EMG          EGD           EVA
Investment income (loss) - net                        $338,547     $598,178      $ 21,695     $ 794,837     $ (4,574)     $ 90,940
Net realized gain (loss) on investments                 (2,867)      31,856             1         6,346          758           478
Net change in unrealized appreciation or
depreciation of investments                           (378,318)     957,259             3        55,365      190,924       262,764
                                                      --------      -------             -        ------      -------       -------
Net increase (decrease) in net assets
resulting from operations                              (42,638)   1,587,293        21,699       856,548      187,108       354,182
                                                       =======    =========        ======       =======      =======       =======

Contract transactions
Contract purchase payments                           4,304,628    3,114,006       691,275     3,376,704    1,111,110     1,616,894
Net transfers2                                         243,040     (245,243)      (85,043)      (21,220)     126,930       381,890
Annuity payments                                           (74)        (385)           --          (118)          --            --
Contract terminations:
Surrender benefits and contract charges               (297,229)    (529,563)      (28,396)     (335,067)     (25,802)      (25,796)
Death benefits                                         (28,304)     (21,950)           --       (25,390)      (5,911)       (5,952)
                                                       -------      -------         -----       -------       ------        ------
Increase (decrease) from contract transactions       4,222,061    2,316,865       577,836     2,994,909    1,206,327     1,967,036
                                                     ---------    ---------       -------     ---------    ---------     ---------
Net assets at beginning of year                      3,374,186    5,940,965       259,265     4,712,728       72,048        67,757
                                                     ---------    ---------       -------     ---------       ------        ------
Net assets at end of year                           $7,553,609   $9,845,123      $858,800   $ 8,564,185   $1,465,483    $2,388,975
                                                    ==========   ==========      ========   ===========   ==========    ==========

Accumulation unit activity
Units outstanding at beginning of year               2,543,718    3,812,754       231,256     2,944,208       68,572        65,875
Contracts purchase payments                          3,245,320    1,848,700       635,551     2,000,537      965,321     1,418,576
Net transfers2                                         183,324     (146,994)      (79,775)      (16,062)     108,613       327,920
Contract terminations:
Surrender benefits and contract charges               (262,248)    (338,414)      (37,731)     (229,369)     (29,255)      (28,544)
Death benefits                                         (21,199)     (12,861)           --       (14,848)      (4,928)       (4,926)
                                                       -------      -------                     -------       ------        ------
Units outstanding at end of year                     5,688,915    5,163,185       749,301     4,684,466    1,108,323     1,778,901
                                                     =========    =========       =======     =========    =========     =========

                                                                      Combined
                                                                      Variable
Operations                                               EPG1          Account
Investment income (loss) - net                          $ (411)     $ 1,500,665
Net realized gain (loss) on investments                     --           39,439
Net change in unrealized appreciation or
depreciation of investments                             12,839        1,479,154
                                                        ------        ---------
Net increase (decrease) in net assets
resulting from operations                               12,428        3,019,258
                                                        ======        =========

Contract transactions
Contract purchase payments                             217,969       10,127,958
Net transfers2                                          53,032          210,346
Annuity payments                                            --             (503)
Contract terminations:
Surrender benefits and contract charges                 (1,298)        (945,922)
Death benefits                                              --          (59,203)
                                                         -----          -------
Increase (decrease) from contract transactions         269,703        9,332,676
                                                       -------        ---------
Net assets at beginning of year                             --       11,052,763
                                                       -------       ----------
Net assets at end of year                            $ 282,131     $ 23,404,697
                                                     =========     ============

Accumulation unit activity
Units outstanding at beginning of year                      --
Contracts purchase payments                            194,565
Net transfers2                                          45,511
Contract terminations:
Surrender benefits and contract charges                 (1,183)
Death benefits                                              --
                                                         -----
Units outstanding at end of year                       238,893
                                                       =======

1For the period Oct. 5, 1998 (commencement of operations) to Dec. 31, 1998.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
American  Enterprise Life's fixed account.

See accompanying notes to financial statements.


American  Enterprise  Variable  Annuity  Account -- American  Express  Signature
Variable Annuity

Notes to Financial Statements

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under
Indiana law on July 15, 1987 and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company
(American  Enterprise Life) under the Investment Company Act of 1940, as amended
(the 1940 Act). Operations of the Account commenced on Feb. 21, 1995.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as diversified, open-end management investment companies and have the following investment managers.

Subaccount       Invests exclusively in shares of                            Investment Manager
ESI              AXPSM Variable Portfolio-- Bond Fund                        IDS Life Insurance Company 1
ECR              AXPSM Variable Portfolio-- Capital Resource Fund            IDS Life Insurance Company 1
EMS              AXPSM Variable Portfolio-- Cash Management Fund             IDS Life Insurance Company 1
EIA              AXPSM Variable Portfolio-- Extra Income Fund                IDS Life Insurance Company 1
EMG              AXPSM Variable Portfolio-- Managed Fund                     IDS Life Insurance Company 1
EGD              AXPSM Variable Portfolio-- New Dimensions Fund(R)           IDS Life Insurance Company 1
ECA              AIM V.I. Capital Appreciation Fund                          A I M Advisors, Inc.
ECD              AIM V.I. Capital Development Fund                           A I M Advisors, Inc.
EVA              AIM V.I. Value Fund                                         A I M Advisors, Inc.
EPP              Alliance VP Premier Growth Portfolio - Class B              Alliance Capital Management, L.P.
ETC              Alliance VP Technology Portfolio - Class B                  Alliance Capital Management, L.P.
EHG              Alliance VP U.S. Government/High Grade Securities           Alliance Capital Management, L.P.
                 Portfolio - Class B
EAS              Baron Capital Asset Fund                                    BAMCO, Inc.
EFG              Fidelity VIP III Growth & Income Portfolio - Service Class  Fidelity Management & Research Company
                                     (FMR) 2
EFM              Fidelity VIP III Mid Cap Portfolio - Service Class          FMR 2
EFO              Fidelity VIP Overseas Portfolio - Service Class             FMR 3
ERE              FTVIPT Franklin Real Estate Securities Fund - Class 2       Franklin Advisers, Inc.
EMU              FTVIPT Mutual Shares Securities Fund - Class 2              Franklin Mutual Advisers, LLC
EIS              FTVIPT Templeton International Smaller Companies Fund -     Templeton Investment Counsel, Inc.
                 Class 2
JCG              Goldman Sachs VIT Capital Growth Fund                       Goldman Sachs Asset Management
JUS              Goldman Sachs VIT CORESM U.S. Equity Fund                   Goldman Sachs Asset Management
JGL              Goldman Sachs VIT Global Income Fund                        Goldman Sachs Asset Management
                                                                             International
JIF              Goldman Sachs VIT International Equity Fund                 Goldman Sachs Asset Management
                                                                             International
EDE              J.P. Morgan U.S. Disciplined Equity Portfolio               J.P. Morgan
ERQ              Lazard Retirement Equity Portfolio                          Lazard Asset Management
ERI              Lazard Retirement International Equity Portfolio            Lazard Asset Management
END              MFS(R) New Discovery Series                                 Massachusetts Financial Service
                                                                             Company (MFS) Investment Management(R)
ERS              MFS(R)Research Series                                       MFS Investment Management(R)
EUT              MFS(R)Utilities Series                                      MFS Investment Management(R)
EPG              Putnam VT Growth and Income Fund-- Class IB Shares          Putnam Investment Management, Inc.
EPL              Putnam VT International Growth Fund-- Class IB Shares       Putnam Investment Management, Inc.
EPN              Putnam VT International New Opportunities Fund-- Class IB   Putnam Investment Management, Inc.
                 Shares
EMC              Royce Micro-Cap Portfolio                                   Royce & Associates, Inc.
EPR              Royce Premier Portfolio                                     Royce & Associates, Inc.
EIC              Wanger International Small Cap                              Wanger Asset Management, L.P.
EUC              Wanger U.S. Small Cap                                       Wanger Asset Management, L.P.
EEG              Warburg Pincus Trust - Emerging Growth Portfolio            Credit Suisse Asset Management, LLC

1 American Express Financial Corporation (AEFC) is the investment advisor.
2 FMR U.K. and FMR Far East are the sub-investment advisors.
3 FMR U.K., FMR Far East,  Fidelity  International  Investment Advisors and FIIA
  U.K. are the sub-investment advisors.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold.
The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized  appreciation  or  depreciation  of investments  in the  accompanying
financial   statements   represents  the   subaccounts'   share  of  the  Funds'
undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes.
Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. MORTALITY AND EXPENSE RISK FEE

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account.
The mortality and expense risk fee paid to American Enterprise Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the subaccounts.

4. ADMINISTRATIVE CHARGE

American Enterprise Life deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses. This charge cannot be increased.

5. CONTRACT ADMINISTRATIVE CHARGE

American Enterprise Life deducts a contract administrative charge of $30 per year on each contract anniversary. This charge cannot be increased and does not apply after annuity payouts begin. American Enterprise Life does not expect to profit from this charge. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. This charge is waived when the contract value is $50,000 or more on the current contract anniversary. The $30 annual charge is deducted at the time of any full withdrawal.

6. WITHDRAWAL CHARGE

American Enterprise Life will use a withdrawal charge to help it recover certain expenses relating to the sale of the annuity. The withdrawal charge is deducted for withdrawals up to the first seven payment years following a purchase payment. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $479,554 in 1999 and $199,062 in 1998. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.
This charge is waived if the withdrawal meets certain provisions as stated in the contract.

7. INVESTMENT IN SHARES

The subaccounts' investment in shares of the Funds as of Dec. 31, 1999 were as follows:

Subaccount      Investment                                                      Shares        NAV
ESI             AXPSM Variable Portfolio-- Bond Fund                         1,026,989     $10.54
ECR             AXPSM Variable Portfolio-- Capital Resource Fund               374,575      36.40
EMS             AXPSM Variable Portfolio-- Cash Management Fund              1,110,224       1.00
EIA             AXPSM Variable Portfolio-- Extra Income Fund                       787       8.58
EMG             AXPSM Variable Portfolio-- Managed Fund                        626,098      19.82
EGD             AXPSM Variable Portfolio-- New Dimensions Fund(R)              161,401      22.86
ECA             AIM V.I. Capital Appreciation Fund                               2,275      35.58
ECD             AIM V.I. Capital Development Fund                                  156      11.89
EVA             AIM V.I. Value Fund                                            289,489      33.50
EPP             Alliance VP Premier Growth Portfolio - Class B                   1,617      40.40
ETC             Alliance VP Technology Portfolio - Class B                       4,375      33.61
EHG             Alliance VP U.S. Government/High Grade Securities Portfolio -
                Class B                                                            652      11.16
EAS             Baron Capital Asset Fund                                         2,065      17.77
EFG             Fidelity VIP III Growth & Income Portfolio - Service Class       4,362      17.24
EFM             Fidelity VIP III Mid Cap Portfolio - Service Class               3,607      15.24
EFO             Fidelity VIP Overseas Portfolio - Service Class                  1,470      27.38
ERE             FTVIPT Franklin Real Estate Securities Fund - Class 2               58      14.88
EMU             FTVIPT Mutual Shares Securities Fund - Class 2                   2,439      13.25
EIS             FTVIPT Templeton International Smaller
                Companies - Class 2                                                 82      11.07
JCG             Goldman Sachs VIT Capital Growth Fund                           18,645      14.01
JUS             Goldman Sachs VIT CORESM U.S. Equity Fund                       38,610      13.98
JGL             Goldman Sachs VIT Global Income Fund                             3,386       9.83
JIF             Goldman Sachs VIT International Equity Fund                      2,670      14.47
EDE             J.P. Morgan U.S. Disciplined Equity Portfolio                    3,116      17.35
ERQ             Lazard Retirement Equity Portfolio                                 104      11.53
ERI             Lazard Retirement International Equity Portfolio                    94      13.49
END             MFS(R)New Discovery Series                                       5,431      17.27
ERS             MFS(R)Research Series                                           12,041      23.34
EUT             MFS(R)Utilities Series                                           1,502      24.16
EPG             Putnam VT Growth and Income Fund-- Class IB Shares             190,018      26.75
EPL             Putnam VT International Growth Fund-- Class IB Shares           21,361      21.62
EPN             Putnam VT International New Opportunities Fund-- Class IB Shares 2,306      23.28
EMC             Royce Micro-Cap Portfolio                                        6,951       6.13
EPR             Royce Premier Portfolio                                            242       5.23
EIC             Wanger International Small Cap                                     961      43.67
EUC             Wanger U.S. Small Cap                                              892      24.88
EEG             Warburg Pincus Trust - Emerging Growth Portfolio                   566      13.07

8. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares,  including reinvestment of dividend distributions, were as follows:
                                                                                                 Year ended Dec. 31,
Subaccount       Investment                                                                     1999            1998
ESI              AXPSM Variable Portfolio-- Bond Fund                                       $4,264,147      $4,647,272
ECR              AXPSM Variable Portfolio-- Capital Resource Fund                            3,258,677       3,205,569
EMS              AXPSM Variable Portfolio-- Cash Management Fund                             3,721,067       1,567,312
EIA2             AXPSM Variable Portfolio-- Extra Income Fund                                  359,305              --
EMG              AXPSM Variable Portfolio-- Managed Fund                                     3,779,798       3,919,323
EGD              AXPSM Variable Portfolio-- New Dimensions Fund(R)                           1,646,330       1,222,554
ECA2             AIM V.I. Capital Appreciation Fund                                             71,340              --
ECD3             AIM V.I. Capital Development Fund                                               1,594              --
EVA              AIM V.I. Value Fund                                                         5,993,303       2,077,208
EPP3             Alliance VP Premier Growth Portfolio - Class B                                 64,897              --
ETC3             Alliance VP Technology Portfolio - Class B                                    136,602              --
EHG3             Alliance VP U.S. Government/High Grade Securities Portfolio - Class B           7,327              --
EAS3             Baron Capital Asset Fund                                                       33,331              --
EFG3             Fidelity VIP III Growth & Income Portfolio - Service Class                     75,844              --
EFM3             Fidelity VIP III Mid Cap Portfolio - Service Class                             55,196              --
EFO3             Fidelity VIP Overseas Portfolio - Service Class                               187,032              --
ERE3             FTVIPT Franklin Real Estate Securities Fund - Class 2                             870              --
EMU3             FTVIPT Mutual Shares Securities Fund - Class 2                                 31,563              --
EIS3             FTVIPT Templeton International Smaller Companies Fund - Class 2                   870              --
JCG3             Goldman Sachs VIT Capital Growth Fund                                         246,925              --
JUS3             Goldman Sachs VIT CORESM U.S. Equity Fund                                     550,754              --
JGL3             Goldman Sachs VIT Global Income Fund                                           99,487              --
JIF3             Goldman Sachs VIT International Equity Fund                                    36,793              --
EDE3             J.P. Morgan U.S. Disciplined Equity Portfolio                                  58,083              --
ERQ3             Lazard Retirement Equity Portfolio                                              1,200              --
ERI3             Lazard Retirement International Equity Portfolio                                1,173              --
END3             MFS(R) New Discovery Series                                                    77,367              --
ERS3             MFS(R) Research Series                                                        267,009              --
EUT3             MFS(R) Utilities Series                                                        34,449              --
EPG1             Putnam VT Growth and Income Fund-- Class IB Shares                          5,266,904         269,558
EPL3             Putnam VT International Growth Fund-- Class IB Shares                         577,265              --
EPN3             Putnam VT International New Opportunities Fund-- Class IB Shares               44,979              --
EMC3             Royce Micro-Cap Portfolio                                                      42,159              --
EPR3             Royce Premier Portfolio                                                         1,304              --
EIC3             Wanger International Small Cap                                                 35,065              --
EUC3             Wanger U.S. Small Cap                                                          20,955              --
EEG3             Warburg Pincus Trust - Emerging Growth Portfolio                                6,889              --
   -                                                                                             -----          ------
                 Combined Variable Account                                                 $31,057,853     $16,908,796

1 Operations commenced on Oct. 5, 1998.
2 Operations commenced on Aug. 26, 1999.
3 Operations commenced on Sept.22, 1999.


9. YEAR 2000 (UNAUDITED)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of American Enterprise Life and the Account. All of the major systems used by American Enterprise Life and the Account are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. American Enterprise Life's and the Account's businesses are heavily dependent upon AEFC's computer systems and have significant interactions with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to American Enterprise Life and the Account, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of Dec. 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of Dec. 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on American Enterprise Life's and the Account's operations.

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. As of Dec. 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since Jan. 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on American Enterprise Life's and the Account's business, results of operations, or financial condition as a result of the Year 2000 issue.